Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for Mr. Silverman (1)	Summary Compensation Table Total for Mr. Waggoner(1)	Compensation Actually Paid to Mr. Silverman (2)	Compensation Actually Paid to Mr. Waggoner (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (Loss) (in millions) (7)
FY 2025	$520,257	–	$594,690	–	$482,017	$519,234	$53.22	$30.7
FY 2024	$829,585	–	$828,067	–	$636,118	$635,259	$90.99	$0.3
FY 2023	$197,917	$441,223	$197,917	$441,268	$225,959	$225,935	$125.32	$(4.3)

Named Executive Officers, Footnote [Text Block]

(1)	Mr. Joshua N. Silverman was the Named Executive Officer and PEO for FY 2025 and FY 2024. Kenneth L. Waggoner served as our PEO until October 6, 2022, and Joshua N. Silverman served as PEO for the remainder of FY 2023. Each of Mr. Silverman and Mr. Waggoner were Named Executive Officers and PEOs for FY 2023. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Silverman and Mr. Waggoner for FY 2025, 2024 and FY 2023, respectively, in the “Total” column of the Summary Compensation Table.

(2)	The dollar amounts reported in this column represent the CAP to Mr. Silverman, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Silverman during the applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]

In accordance with SEC rules, the following adjustments were made to Mr. Silverman’s total compensation for each year to determine CAP:

Reported Summary Compensation Reported Value of Equity Awards

Year	Table Total for Mr. Silverman	(i)	Equity Award Adjustments (ii)	Compensation Actually Paid to Mr. Silverman
FY 2025	$520,257	–	74,433	$594,690
FY 2024	$829,585	312,923	311,405	$828,067
FY 2023	$197,917	–	–	$197,917

(i)	The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)	The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY 2025	–	–	$–	$74,433	–	–	$74,433
FY 2024	$154,943	–	$156,462	–	–	–	$311,405
FY 2023	–	–	–	–	–	–	–

(3)	The dollar amounts reported in this column represent the CAP to Mr. Waggoner, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Waggoner during the applicable year.

In accordance with SEC rules, the following adjustments were made to Mr. Waggoner’s total compensation for each year to determine CAP:

Reported Summary Compensation Reported Value of Equity Awards

Year	Table Total for Mr. Waggoner	(i)	Equity Award Adjustments (ii)	Compensation Actually Paid to Mr. Waggoner
FY 2025	–	–	–	–
FY 2024	–	–	–	–
FY 2023	$441,223	$7,889	$7,844	$441,268

(i)	The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)	The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY 2025	–	–	$–	$–	–	–	–
FY 2024	–	–	–	–	–	–	–
FY 2023	–	$7,844	–	–	–	–	$7,844

(4)	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts were Carlos A. Trujillo and Gerald L. Crabtree for FY 2023. For FY 2024 and FY 2025, the average amount is solely for Carlos A. Trujillo.

(5)	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year.

Average Summary Compensation Table Total for non-PEO NEOs	$ 482,017	$ 636,118	$ 225,959
Average Compensation Actually Paid to Non-PEO NEOs	$ 519,234	635,259	225,935
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

In accordance with the SEC rules, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards	Average Equity Award Adjustments (i)	Average Compensation Actually Paid to Non-PEO NEOs
FY 2025	$482,017	–	$37,217	$519,234
FY 2024	$636,118	$156,562	$155,703	$635,259
FY 2023	$225,959	$3,611	$3,587	$225,935

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY 2025	–	–	$–	$37,217	–	–	$37,217
FY 2024	–	$155,703	–	–	–	–	$155,703
FY 2023	–	$3,587	–	–	–	–	$3,587

(6)	The cumulative total shareholder return (“TSR”) amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)	The dollar amounts reported this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

Our TSR for FY 2025 was $53.22, a 41.5% decrease compared to our TSR for FY 2024, as compared to the above-described decreases in CAP to our PEO and non-PEO NEOs. Our TSR for FY 2024 was $90.99, a 27.4% increase compared to our TSR for FY 2023, as compared to the above-described decreases in CAP to our PEO and non-PEO NEOs.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

Our net income in FY 2025 was approximately $30.7 million, an increase of approximately $30.6 million, or 9,085%, from FY 2024. The CAP to our PEO was a total of $594,690 for FY 2025, a decrease of $233,377, or 28.2%, from FY 2024. The average CAP to our non-PEO NEOs was a total of $519,234 for FY 2025, a decrease of $116,025 or 18.3% from FY 2024.

Our net income in FY 2024 was approximately $0.3 million, an increase of approximately $4.6 million, or 108%, from FY 2023. The CAP to our PEO was a total of $828,067 for FY 2024, an increase of $188,882, or 29.6%, from FY 2023. The average CAP to our non-PEO NEOs was a total of $635,259 for FY 2024, an increase of $409,324, or 181.2% from FY 2023.

Value of initial fixed investment based on total shareholder return	$ 53.22	90.99	125.32
Net Loss	$ 30,700,000	$ 300,000	$ (4,300,000)
PEO Name	Mr. Joshua N. Silverman	Kenneth L. Waggoner	Kenneth L. Waggoner
Mr. Joshua N Silverman [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for Former CEO	$ 520,257	$ 829,585	$ 197,917
Compensation Actually Paid to Former CEO	594,690	828,067	197,917
Mr. Joshua N Silverman [Member] | PEO [Member] | Grant Date Fair Value Of Equity Awards As Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(312,923)
Mr. Joshua N Silverman [Member] | PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	154,943	0
Mr. Joshua N Silverman [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Joshua N Silverman [Member] | PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	156,462	0
Mr. Joshua N Silverman [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,433	0	0
Mr. Joshua N Silverman [Member] | PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Condition In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Joshua N Silverman [Member] | PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Kenneth L. Waggoner [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for Former CEO	0	0	441,223
Compensation Actually Paid to Former CEO	0	0	441,268
Kenneth L. Waggoner [Member] | PEO [Member] | Grant Date Fair Value Of Equity Awards As Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,889
Kenneth L. Waggoner [Member] | PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Kenneth L. Waggoner [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(7,844)
Kenneth L. Waggoner [Member] | PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Kenneth L. Waggoner [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Kenneth L. Waggoner [Member] | PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Condition In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Kenneth L. Waggoner [Member] | PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	155,703	3,587
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,217	0	0
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Condition In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0